UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

200A Executive Drive Edgewood, New York	11717
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 200A Executive Drive	Edgewood, NY 11717

(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 668-6558

Date of fiscal year end:      December 31

Date of reporting period:    March 31, 2013

Item 1.  Schedule of Investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.57%
CLOSED-END FUNDS - 88.44%
CONVERTIBLE SECURITIES - 1.81%
Advent Claymore Global Convertible Securities and Income Fund II	74,202	$534,254
AllianzGI Equity & Convertible Income Fund	58,635	1,056,016
Putnam High Income Securities Fund	70,826	580,773
		2,171,043
CORE - 4.43%
Adams Express Company (The)	131,007	1,538,022
Advent/Claymore Enhanced Growth & Income Fund	49,337	480,049
General American Investors Company, Inc.	47,342	1,478,491
Guggenheim Equal Weight Enhanced Equity Income Fund	21,224	397,526
Royce Micro-Cap Trust, Inc.	15,476	165,593
Royce Value Trust, Inc.	24,061	362,359
Tri-Continental Corporation	47,167	827,781
Zweig Fund, Inc. (The)	4,200	54,600
		5,304,421

CORPORATE DEBT INVESTMENT GRADE-LEVERAGED - 3.00%
BlackRock Income Opportunity Trust, Inc.	8,331	93,724
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	179,886	2,383,489
Western Asset/Claymore Inflation-Linked Securities & Income Fund	82,874	1,122,943
		3,600,156

CORPORATE DEBT INVESTMENT GRADE-RATED - 2.63%
AllianceBernstein Income Fund, Inc.	59,491	486,041
BlackRock Credit Allocation Income Trust	28,513	399,182
Cutwater Select Income Fund	26,105	523,673
Federated Enhanced Treasury Income Fund	46,193	632,382
Invesco Van Kampen Bond Fund	3,321	66,088
Morgan Stanley Income Securities Inc.	29,646	536,296
Transamerica Income Shares, Inc.	15,889	342,567
Western Asset Income Fund	11,200	159,824
		3,146,053
DEVELOPED MARKET - 1.47%
Aberdeen Israel Fund, Inc.	8,293	119,751
Morgan Stanley Asia-Pacific Fund, Inc.	4,453	71,916
New Germany Fund, Inc. (The)	15,700	264,388
Singapore Fund, Inc. (The)	31,596	448,663
Swiss Helvetia Fund, Inc. (The)	69,463	851,616
		1,756,334
EMERGING MARKETS - 6.02%
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	3,664	77,054
Central Europe and Russia Fund, Inc. (The)	5,180	169,749
India Fund, Inc. (The)	160,710	3,413,480
Latin American Discovery Fund, Inc. (The)	4,192	66,737
Morgan Stanley India Investment Fund, Inc. *	138,657	2,461,162
Templeton Russia and East European Fund, Inc.	31,065	459,451
Turkish Investment Fund, Inc. (The)	30,709	562,589
		7,210,222

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
EMERGING MARKETS DEBT - 2.55%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	183,857	$3,061,219

FLEXIBLE INCOME - 1.62%
Putnam Master Intermediate Income Trust	144,927	755,070
Putnam Premier Income Trust	215,136	1,191,853
		1,946,923
GENERAL & INSURED LEVERAGED - 12.87%
Eaton Vance Municipal Bond Fund II	6,229	82,160
Eaton Vance National Municipal Opportunities Trust	20,775	462,244
Invesco Municipal Opportunity Trust	8,700	123,192
Invesco Quality Municipal Income Trust	105,051	1,399,279
Invesco Value Municipal Income Trust	127,531	2,059,633
MFS Investment Grade Municipal Trust	34,606	350,213
Nuveen Dividend Advantage Municipal Fund 2	105,851	1,605,760
Nuveen Dividend Advantage Municipal Fund 3	150,153	2,244,787
Nuveen Dividend Advantage Municipal Income Fund	44,915	669,683
Nuveen Municipal Advantage Fund, Inc.	48,992	729,001
Nuveen Municipal Market Opportunity Fund, Inc.	56,299	809,017
Nuveen Performance Plus Municipal Fund, Inc.	10,400	165,880
Nuveen Premier Municipal Opportunity Fund, Inc.	52,668	793,707
Nuveen Quality Income Municipal Fund, Inc.	103,428	1,576,243
Nuveen Select Quality Municipal Fund, Inc.	116,202	1,746,516
Putnam Municipal Opportunities Trust	30,393	382,344
Invesco Municipal Trust	16,200	227,934
		15,427,593
GENERAL BOND - 1.30%
Nuveen Build America Bond Fund	25,094	526,221
Nuveen Build America Bond Opportunity Fund	46,761	1,034,353
		1,560,574
GLOBAL - 9.11%
Alpine Global Dynamic Dividend Fund	369,911	1,775,573
Alpine Total Dynamic Dividend Fund	1,395,487	5,707,542
BlackRock S&P Quality Rankings Global Equity Managed Trust	5,009	64,466
Clough Global Allocation Fund	36,100	544,027
Delaware Enhanced Global Dividend and Income Fund	134,013	1,633,618
GDL Fund (The)	12,764	150,360
Lazard Global Total Return & Income Fund, Inc.	4,622	75,893
Nuveen Global Value Opportunities Fund	49,662	703,214
Virtus Total Return Fund	65,274	269,582
		10,924,275
GLOBAL INCOME - 2.54%
Nuveen Multi-Currency Short-Term Government Income Fund	235,276	3,049,177

HIGH CURRENT YIELD (LEVERAGED) - 3.72%
BlackRock Corporate High Yield Fund III, Inc.	15,631	124,423
BlackRock Corporate High Yield Fund V, Inc.	141,344	1,871,395
DWS High Income Opportunities Fund, Inc.	69,416	1,076,642
First Trust Strategic High Income Fund II	18,632	321,588

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
Franklin Universal Trust	4,570	$34,595
Neuberger Berman High Yield Strategies Fund Inc.	72,279	1,026,362
		4,455,005
HIGH YIELD - 1.59%
First Trust High Income Long/Short Fund	100,515	1,907,775

HIGH YIELD MUNICIPAL DEBT - 0.07%
Invesco Municipal Income Opportunities Trust	7,100	52,185
Western Asset Municipal High Income Fund Inc.	3,900	30,849
		83,034
INCOME & PREFERRED STOCK - 4.58%
John Hancock Premium Dividend Fund	98,487	1,395,561
Nuveen Quality Preferred Income Fund 2	66,011	622,484
Nuveen Quality Preferred Income Fund 3	75,646	685,353
Zweig Total Return Fund, Inc. (The)	213,738	2,782,869
		5,486,267
OPTION ARBITRAGE/OPTIONS STRATEGIES - 16.03%
AllianzGI International & Premium Strategy Fund	79,946	803,457
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	158,941	2,673,388
BlackRock Enhanced Capital & Income Fund, Inc.	62,875	818,004
BlackRock Enhanced Equity Dividend Trust	85,216	666,389
BlackRock Global Opportunities Equity Trust	445,571	6,184,525
BlackRock International Growth and Income Trust	685,007	5,226,603
Eaton Vance Enhanced Equity Income Fund	81,164	947,996
ING Global Equity Dividend and Premium Opportunity Fund	204,407	1,892,809
		19,213,171
PACIFIC EX JAPAN - 1.71%
Asia Pacific Fund, Inc. (The) *	22,580	242,961
China Fund, Inc. (The)	5,500	115,555
Taiwan Fund, Inc. *	30,850	505,323
Thai Fund, Inc. (The)	49,784	1,190,335
		2,054,174
REAL ESTATE - 0.71%
Cohen & Steers Quality Income Realty Fund, Inc.	71,109	824,153
Neuberger Berman Real Estate Securities Income Fund Inc.	4,900	25,333
RMR Asia Pacific Real Estate Fund	1	19
		849,505
SECTOR EQUITY - 8.94%
BlackRock EcoSolutions Investment Trust	11,956	108,919
BlackRock Energy and Resources Trust	67,507	1,745,056
BlackRock Real Asset Equity Trust	261,155	2,611,550
BlackRock Utility and Infrastructure Trust	28,513	557,429
Petroleum & Resources Corporation	46,539	1,209,083
Reaves Utility Income Fund	168,865	4,471,545
Wells Fargo Utilities and High Income Fund	1,158	13,676
		10,717,258
U.S. MORTGAGE - 1.74%
BlackRock Income Trust, Inc.	220,211	1,587,721
First Trust Mortgage Income Fund	30,120	494,872
		2,082,593

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
TOTAL CLOSED-END FUNDS		$106,006,772

EXCHANGE-TRADED FUNDS - 3.27%
iShares Core S&P 500 ETF	10,000	1,573,300
SPDR S&P 500 ETF Trust	15,000	2,348,250
TOTAL EXCHANGE-TRADED FUNDS		3,921,550

CONSUMER DISCRETIONARY - 0.91%
Comcast Corporation - Class A	3,358	141,070
DIRECTV *	4,000	226,440
Harley-Davidson, Inc.	2,000	106,600
Macy's, Inc.	2,000	83,680
Time Warner Cable, Inc.	2,000	192,120
Walt Disney Company (The)	6,000	340,800
		1,090,710
CONSUMER STAPLES - 0.64%
CVS Caremark Corporation	3,000	164,970
Wal-Mart Stores, Inc.	8,000	598,640
		763,610
ENERGY - 0.32%
ConocoPhillips	4,000	240,400
Phillips 66	2,000	139,940
		380,340
FINANCIALS - 1.01%
Allstate Corporation (The)	3,000	147,210
Discover Financial Services	2,000	89,680
JPMorgan Chase & Co.	8,000	379,680
Marsh & McLennan Companies, Inc.	2,000	75,940
MetLife, Inc.	3,000	114,060
Morgan Stanley	5,000	109,900
Wells Fargo & Company	8,000	295,920
		1,212,390
HEALTH CARE - 0.53%
Abbott Laboratories	3,000	105,960
AbbVie Inc.	3,000	122,340
Amgen Inc.	4,000	410,040
		638,340
INDUSTRIALS - 0.41%
3M Company	2,000	212,620
Union Pacific Corporation	2,000	284,820
		497,440
INFORMATION TECHNOLOGY - 2.32%
Apple Inc.	3,000	1,327,890
International Business Machines Corporation	3,000	639,900
Oracle Corporation	25,000	808,500
		2,776,290
MATERIALS - 0.18%
Monsanto Company	2,000	211,260

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited) (Concluded)

Description	No. of Shares	Value
TELECOMMUNICATION SERVICES - 0.35%
AT&T, Inc.	6,000	$220,140
Verizon Communications, Inc.	4,000	196,600
		416,740
UTILITIES - 0.19%
NextEra Energy, Inc.	3,000	233,040

TOTAL EQUITY SECURITIES (cost - $113,546,780)		118,148,482

SHORT-TERM INVESTMENTS - 0.69%
MONEY MARKET FUNDS - 0.69%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $823,533)	823,533	823,533

TOTAL INVESTMENTS - 99.26% (cost - $114,370,313)		118,972,015

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.74%		887,187

NET ASSETS - 100.00%		$119,859,202

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2013.

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (UNUAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2013:

Cost of portfolio investments	$114,462,365
Gross unrealized appreciation	$5,785,863
Gross unrealized depreciation	(1,276,213)
Net unrealized appreciation	$4,515,650

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•       Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•       Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•       Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$118,148,482	$-
Short-Term Investments	823,533	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$118,972,015	$-

* Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of March 31, 2013, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2013.

The disclosures for the Fund's fiscal year beginning January 1, 2013 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount. Management has evaluated the impact of ASU No. 2010-6 for the required disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2013, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 4, 2013 with a file number 811-22066.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstoneprogressivereturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 20, 2013

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	May 20, 2013

* Print the name and title of each signing officer under his or her signature.